Deposits - Schedule of Maturities of Certificates of Deposit (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
2019	$ 2,504,515
2020	876,740
2021	159,877
2022	76,486
2023	12,684
2024 and thereafter	10,321
Total time deposits	$ 3,640,623	$ 2,387,488